Form N-1A Cover	Apr. 30, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Entity Central Index Key	0000725781
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2024
Prospectus Date	Aug. 28, 2024